INCOME TAXES (Tables)	12 Months Ended
Dec. 31, 2015
INCOME TAXES [Abstract]
Schedule of Components of Tax Benefit (Expense)
	Years ended December 31,
	2013	2014	2015
Income (Loss) before income tax
PRC	$(244,731,725)	$(2,748,982)	$22,416,826
Other jurisdictions	(16,910,484)	(31,234,691)	(26,818,332)

Total	(261,642,209)	(33,983,673)	(4,401,506)

Current tax benefit (expense)
PRC	$(36,084)	$-	$-
Other jurisdictions	(2,850,524)	256,071	(218,556)

Subtotal	(2,886,608)	256,071	(218,556)
Deferred tax benefit (expense)
PRC	$3,119,511	$(4,595,374)	$97,189
Other jurisdictions	2,489,812	4,689,183	(552,249)

Subtotal	5,609,323	93,809	(455,060)

Total income tax benefit (expense)	$2,722,715	$349,880	$(673,616)

Schedule of Principal Components of Deferred Income Tax Assets and Liabilities
	At December 31,
	2014	2015
Deferred tax assets:
Property, plant and equipment	$1,066,226	$373,994
Inventories provision	583,642	452,362
Tax losses	95,506,037	81,552,073
Contingent liabilities	880,351	843,219
Bad debts provision	3,213,547	1,603,589
Deferred subsidies	4,580,462	4,123,916
Impairment for long-lived assets	49,995,931	43,366,347
Warranty provision	7,861,035	8,925,955
Silicon income	456,563	262,383
Others	1,495,083	1,557,477
Total gross deferred tax assets	$165,638,877	$143,061,315
Valuation allowance on deferred tax assets	(145,288,802)	(126,550,971)
Net deferred tax assets	$20,350,075	$16,510,344

Analysis as
Current	$11,437,218	$5,988,646
Non-current	8,912,857	10,521,698

	$20,350,075	$16,510,344

Deferred tax liabilities:
Property, plant and equipment	$216,326	$-
Prepaid land use right	303,643	283,980
Derivative assets	-	-

Total deferred tax liabilities	$519,969	$283,980

Analysis as:
Current	$69,017	$-
Non-current	450,952	283,980

	$519,969	$283,980

Schedule of Reconciliation Between the Applicable Statutory Income Tax Rate and the Company's Effective Tax Rate
	Years ended December 31,
	2013	2014	2015
PRC applicable income tax rate	25.0%	25.0%	25.0%
Effect of Tax holiday - HNTE	3.1%	11.3%	-
Effect of Tax holiday - non-taxable income	0.3%	0.8%	-
Valuation allowance	(26.8)%	(36.1)%	(142.3)%
Expiration of tax loss	-	(14.0)%	-
Effect of different tax rate of subsidiaries	(0.9)%	13.5%	113.9%
Effect of future tax rate change	-	-	20.9%
Non-deductible expense	(1.7)%	(7.3)%	(65.4)%
R&D super deduction	1.4%	8.4%	44.3%
Others	0.6%	(0.6)%	(11.7)%

Effective income tax rate	1.0%	1.0%	(15.3)%

Schedule of Aggregate Amount and Per Share Effect of the Tax Holiday
	Years ended December 31,
	2013	2014	2015
Aggregate	$8,943,517	$4,081,529	$-
Per share effect -basic	$0.05	$0.02	$-
Per share effect-diluted	$0.05	$0.02	$-